UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23741

Variant Impact Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

 235 West Galena Street
Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)       The Report to Shareholders is attached herewith.

Variant Impact Fund

Semi-Annual Report

October 31, 2022

(Unaudited)

Variant Impact Fund

Table of Contents
October 31, 2022 (Unaudited)

Schedule of Investments	2-3
Portfolio Allocation	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Shareholders’ Equity	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10-21
Other Information	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Variant Impact Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Variant Impact Fund

Schedule of Investments

October 31, 2022

	Shares/ Units	First Acquisition Date	Cost/ Principal	Fair Value	Percent of Net Assets
Investments in private investment companies - 13.7%
Real Estate Equity
Conservation Resource Capital VI (b)(c)	—	8/11/2022	$406,801	$375,523	2.6%
Secondaries
Clean Growth Fund VI, LP (b)(c)	—	6/10/2022	190,000	364,958	2.5
Specialty Finance
Community EM Credit Fund I, LP (b)(c)	—	10/31/2022	650,000	650,152	4.5
WindSail Credit QP Fund, LP (b)(c)	—	1/28/2022	600,000	587,761	4.1
			1,250,000	1,237,913	8.6
Total investment in private investment companies			1,846,801	1,978,394	13.7

Investment in credit facilities - 66.2%
Real Estate Debt
Almond Estate Company Limited - Adah Gardens 2, 30.0%, due 02/28/2023 (a)	—	1/31/2022	483,000	483,000	3.3
Almond Estate Company Limited - Kitsuru 2 Block A, 10.0%, due 12/15/2022 (a)	—	12/15/2021	689,825	689,825	4.8
Dream America, LLC, 11.0%, due 02/24/2024 (a)	—	2/24/2022	1,250,000	1,250,000	8.7
			2,422,825	2,422,825	16.8
Real Estate Equity
CRP Affordable Housing Fund, LLC, 12.0%, due 11/01/2023 (a)	—	11/1/2021	1,200,000	1,200,000	8.3
			1,200,000	1,200,000	8.3
Specialty Finance
AVISTA COLOMBIA S.A.S, 10.0%, due 07/05/2023 (a)	—	6/21/2022	1,000,000	1,000,000	6.9
Derivation Funding, LLC, SOFR+10.00%, due 08/09/2025 (a)(d)	—	8/9/2022	96,175	96,175	0.7
Ky Lan Asset Finance 1, a sub-fund of Komodo Asset I VCC, 9.5%, due 01/26/2024 (a)	—	1/26/2022	1,421,053	1,421,053	9.9
RKB Bridge Solutions, LLC, SOFR+ 6.75%, due 03/31/2025 (a)(d)	—	4/21/2022	580,000	580,000	4.0
Star Strong Master, LLC - Alliance Property Group, 10.0%, due 07/13/2025 (a)	—	7/12/2022	500,000	500,000	3.5
Star Strong Master, LLC - Naboso Technology Inc., 10.0%, due 12/13/2026 (a)	—	12/14/2021	387,374	387,374	2.7
Star Strong Master, LLC - Prepped, Inc., 10.0%, due 03/08/2024 (a)	—	3/25/2022	160,420	160,420	1.1
Star Strong Master, LLC - The Black Box Project LLC, 10.0%, due 04/30/2024 (a)	—	4/29/2022	162,947	162,947	1.1
Star Strong Master, LLC - The Financial Gym Inc., 10.0%, due 03/04/2024 (a)	—	3/7/2022	316,500	316,500	2.2
STRIDE ALTERNATIVE EDUCATION FUND 1, 14.0%, due 06/13/2029 (a)	—	6/13/2022	682,000	682,000	4.7
			5,306,469	5,306,469	36.8

See accompanying Notes to Financial Statements.

Variant Impact Fund

Schedule of Investments
October 31, 2022 (continued)

	Shares/ Units	First Acquisition Date	Cost/ Principal	Fair Value	Percent of Net Assets
Transportation Finance
Rivonia - Planet42 Credit Facility, SOFR+12.50%, due 07/31/2025 (a)(d)	—	9/27/2022	$619,850	$619,850	4.3%
			619,850	619,850	4.3
Total investment in credit facilities			9,549,144	9,549,144	66.2

Investments in direct equities - 1.4%
Specialty Finance
Star Strong Funding, LLC (a)	—	4/27/2022	52,000	200,141	1.4
Total investment in direct equities			52,000	200,141	1.4

Investments in public securities - 0.7%
KraneShares California Carbon Allowance Strategy ETF	4,150	1/27/2022	99,620	102,713	0.7
Total investment in public securities			99,620	102,713	0.7
Investments in money market instruments - 15.5%
Fidelity Government Portfolio, Institutional Class, 2.91% (e)	72,000		72,000	72,000	0.5
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.14% (e)	2,164,325		2,164,325	2,164,325	15.0
Total investment in money market instruments			2,236,325	2,236,325	15.5

Total Investments (cost $13,783,890)				$14,066,717	97.5%
Other assets less liabilities				352,731	2.5
Net Assets				$14,419,448	100.0%

(a)	Value was determined using significant unobservable inputs. See Note 4.

(b)	Private investment company does not issue shares or units.

(c)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 10 for respective investment categories, unfunded commitments and redemptive restrictions.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.

(e)	Rate listed is the annualized 7-day effective yield at 10/31/2022.

See accompanying Notes to Financial Statements.

Variant Impact Fund

Portfolio Allocation (Unaudited)

October 31, 2022

Investment Type as a Percentage of Total Net Assets As Follows:

Security Type/Sector	Percent of Total Net Assets
Credit Facilites	66.2%
Money Market Instruments	15.5%
Private Investment Companies	13.7%
Direct Equities	1.4%
Public Securities	0.7%
Total Investments	97.5%
Other assets less liabilities	2.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Variant Impact Fund

Statement of Assets and Liabilities

As of October 31, 2022 (Unaudited)

Assets
Investments, at fair value (cost $13,783,890)	$14,066,717
Cash	442
Due from Investment Manager	115,226
Interest receivable	349,075
Prepaid expenses	92,378
Total Assets	14,623,838

Liabilities
Audit fees payable	104,241
Legal fees payable	55,118
Accounting and administration fees payable	22,318
Custody fees payable	11,702
Other Liabilities	11,011
Total Liabilities	204,390

Net Assets	$14,419,448

Components of Net Assets:
Paid-in Capital (par value of $0.01 with an unlimited amount of shares authorized)	$13,884,633
Total distributable earnings	534,815
Net Assets	$14,419,448

Institutional Class Shares:
Net assets applicable to shares outstanding	$14,419,448
Shares of beneficial interest issued and outstanding	541,187
Net asset value per share	$26.64

See accompanying Notes to Financial Statements.

Variant Impact Fund

Statement of Operations

For the Six Months Ended October 31, 2022 (Unaudited)

Investment Income
Interest (net of withholding taxes, $0)	$581,510
Distributions from private investment funds	20,171
Total Investment Income	601,681

Expenses
Audit fees	76,242
Investment management fees	67,126
Accounting and administration fees	40,198
Legal fees	30,246
Trustee fees	26,467
Blue sky fees	12,602
Other expenses	12,201
Custody fees	6,050
Insurance fees	3,987
Transfer Agent fees	504
Total expenses	275,623
Less fees waived by Investment Manager (see Note 6)	(182,352)
Net Expenses	93,271

Net Investment Income	508,410

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	—
Net realized gain	—
Net change in unrealized appreciation (depreciation) on:
Investments	204,280
Net change in unrealized appreciation (depreciation)	204,280
Net realized and unrealized gain (loss)	204,280

Net increase in net assets resulting from operations	$712,690

See accompanying Notes to Financial Statements.

Variant Impact Fund

Statement of Changes in Shareholders’ Equity

	For the Six Months Ended October 31, 2022	For the Period Ended April 30, 2022[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$508,410	$75,891
Net change in unrealized appreciation	204,280	78,547
Net increase in net assets resulting from operations	712,690	154,438

Distributions to Shareholders:
Distributions:
Institutional Class	(264,045)	(68,535)
From return of capital:
Institutional Class	—	(26,672)
Total distributions to shareholders	(264,045)	(95,207)

Capital Share Transactions:
Institutional Class Shares
Net proceeds from shares sold:	7,325,855	6,330,000
Reinvestment of distributions:	219,784	86,388
Cost of shares repurchased:	(150,455)	—
Net increase in net assets from Institutional Class Shares capital transactions	7,395,184	6,416,388

Net increase in net assets resulting from capital transactions	7,395,184	6,416,388

Total increase in net assets	7,843,829	6,475,619

Net Assets:
Beginning of period	6,575,619	100,000
End of period	$14,419,448	$6,575,619

Share Transactions:
Institutional Class Shares
Issued	279,993	251,073
Reinvested	8,376	3,434
Repurchased	(5,689)	—
Change in Institutional Class Shares	282,680	254,507

[1]	For the period November 1, 2021 (commencement of operations) to April 30, 2022.

See accompanying Notes to Financial Statements.

Variant Impact Fund

Statement of Cash Flows

For the Six Months Ended October 31, 2022 (Unaudited)

Cash flows from operating activities:
Net Increase in net assets resulting from Operations	$712,690
Adjustments to reconcile Net Increase in net assets resulting from
Operations to net cash used in operating activities:
Net change in unrealized appreciation (depreciation) on:
Investments	(204,280)
Purchases of long-term investments	(5,826,121)
Purchase of short-term investments, net	(1,613,149)
Changes in operating assets and liabilities:
Decrease in due from investment manager	113,921
Increase in interest receivable	(273,187)
Increase in other assets	(55,360)
Increase in audit fees payable	29,242
Increase in legal fees payable	26,921
Decrease in accounting and administration fees payable	(6,762)
Increase in custody fees payable	48
Decrease in federal taxes payable	(32,718)
Decrease in other liabilities	(9,571)
Net cash used in operating activities	(7,138,326)

Cash flows from financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	7,325,855
Payments for shares repurchased	(150,455)
Distributions to shareholders, net of reinvestments	(44,261)
Net cash provided by financing activities	7,131,139

Cash flows from investing activities:
Net cash used for investing activities	—

Net Increase in Cash and Restricted Cash	(7,187)

Cash and Restricted Cash:
Beginning of period	7,629
End of period	$442

Supplemental disclosure of cash flow information:

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $219,784.

See accompanying Notes to Financial Statements.

Variant Impact Fund

Financial Highlights

Institutional Class

Per share operating performance. For a capital share outstanding throughout each year/period.

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Period Ended April 30, 2022 [1]
Net asset value, beginning of year/period	$25.44	$25.00
Income from Investment Operations:
Net investment income [2]	1.26	0.55
Net realized and unrealized gain	0.60	0.53
Total from investment operations	1.86	1.08

Less Distributions:
From net investment income	(0.66)	(0.45)
From return of capital	–	(0.19)
Total distributions	(0.66)	(0.64)

Net asset value, end of year/period	$26.64	$25.44

Total return [3]	7.01%[4]	4.35%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,419	$6,576

Ratio of expenses to average net assets:
(including interest)
Before fees waived/recovered [6]	5.15%[5]	16.21%[5]
After fees waived/recovered [6]	1.75%[5]	1.75%[5]
Ratio of expenses to average net assets:
(excluding interest)
Before fees waived/recovered [6]	5.15%[5]	16.21%[5]
After fees waived/recovered [6]	1.75%[5]	1.75%[5]
Ratio of net investment income to average net assets:
(including interest)
Before fees waived/recovered [6]	6.10%[5]	-10.09%[5]
After fees waived/recovered [6]	9.50%[5]	4.37%[5]
Ratio of net investment income to average net assets:
(excluding interest)
Before fees waived/recovered [6]	6.10%[5]	-10.09%[5]
After fees waived/recovered [6]	9.50%[5]	4.37%[5]

Portfolio turnover rate	0%[4]	0%[4]

[1]	For the period November 1, 2021 (commencement of operations) to April 30, 2022.
[2]	Based on average shares outstanding for the period.
[3]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	The expenses and net investment loss ratios include income or expenses of the private investment companies valued at practical expedient in which the Fund invests.

See accompanying Notes to Financial Statements.

Variant Impact Fund

Notes to Financial Statements

October 31, 2022 (Unaudited)

1. Organization

The Variant Impact Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 10, 2021 (the “Declaration of Trust”). Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

The Fund has a primary objective of providing a high level of current income. Capital appreciation is a secondary objective of the Fund. The Fund seeks to generate positive social and environmental impact by targeting investment opportunities that are both aligned with the United Nations Sustainable Development Goals (“UN SDGs”) and consistent with the Fund’s impact investing framework. The Fund intends to invest in a wide range of opportunities to advance one or more UN SDGs across three core impact objectives: (i) financial inclusion; (ii) equitable growth; and (iii) responsible consumption. Such investments are typically domestic and foreign privately-held investments that are outside of traditional public equity and bond markets. The Fund cannot guarantee that its investment objective will be achieved or that its investment strategy will be successful.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s tax year. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

2. Accounting Policies (continued)

other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as the Fund’s valuation designee (in this capacity, the “Valuation Designee”) to perform fair value determinations.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day-to-day responsibility for fair value determinations in accordance with the Valuation Procedures to the Valuation Designee, subject to oversight by the Board.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the- counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Any direct equities held by the Fund in private investment or operating companies are valued using (a) readily available market quotations or (b) market value for securities with similar characteristics or (c) fair value methodologies approved by the Board in a manner that seeks to reflect the market value of the security on the valuation date based on considerations determined by the Valuation Designee.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker- dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. The credit facilities the Fund invest in generally do not have a readily available external price. Under these circumstances, the Valuation Designee determines in good faith that cost is the best fair value for such securities in absence of material changes in market interest rates, the facility’s pledged collateral, and/or the borrower’s ability to pay. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Prior to investing in a wide range of investment vehicles (“Underlying Fund(s)”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund bases its NAV on valuations of its interests in Underlying Funds provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Designee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Designee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board and the Valuation Designee may have limited ability to assess the accuracy of these valuations.

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

2. Accounting Policies (continued)

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Designee of any information or factors deemed appropriate. The Valuation Designee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Designee regarding appropriate valuations should prove incorrect.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. The Fund did not engage in these transactions during the period nor had any open futures contracts as of October 31, 2022.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund did not so qualify for its most recent tax year, ended April 30, 2022. The Fund’s income and federal excise tax returns and all financial records supporting the 2021 returns is subject to examination by the federal and Delaware revenue authorities. If the Fund qualifies as a regulated investment company for the current tax year, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2022.

3. Principal Risks

Impact Investing Risk

There is a risk that the investments identified by the Investment Manager as consistent with the Fund’s impact investing framework do not operate as expected when addressing ESG impact. An issuer’s ESG impact or the Investment Manager’s assessment of an issuer’s ESG impact could vary over time, which could cause the Fund to be temporarily invested in investments that do not comply with the Fund’s approach to impact investing. There are significant differences in interpretations of what it means for an issuer to have a positive ESG impact. In implementing the Fund’s impact investment strategy, the Investment Manager may select or exclude investment in certain industries, sectors, regions or countries for reasons other than investment performance. In addition, it may cause the Fund to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold those securities. The Fund’s incorporation of ESG criteria into its investment process may cause the Fund to perform differently from a Fund that uses a different methodology to identify and/or incorporate ESG impact criteria or relies solely or primarily on financial metrics. Impact investing is qualitative and subjective by nature. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that the Investment Manager’s definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

3. Principal Risks (continued)

may make it difficult to compare the Funds’ principal investment strategies with the investment strategies of other funds that integrate certain “impact” criteria. The investments selected by the Investment Manager as demonstrating certain ESG characteristics may not be the same as those selected by other investment managers as exhibiting those characteristics.

There is a risk that information used by the Investment Manager to evaluate environmental, social and governance (“Impact”) factors may not be readily available, complete, or accurate, which could negatively impact the Investment Manager’s ability to evaluate such factors. The Investment Manager relies on various sources of information to evaluate an opportunity, including information that may be based on assumptions and estimates. To the extent that the Investment Manager references ESG information from third-party data providers in conducting its proprietary analysis, such information may be incomplete, inaccurate or unavailable. Neither the Fund nor the Investment Manager can offer assurances that the Investment Manager’s investment process or sources of information will provide an accurate assessment of the Fund’s investments. The Investment Manager uses third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. Data can vary across providers or within industries. ESG standards differ by region and industry, and “impact” practices or the Investment Manager’s or data providers’ assessment of ESG practices may change over time. Regulatory changes or interpretations regarding the definitions and/or use of “impact” criteria could have a material adverse effect on a Fund’s ability to invest in accordance with its investment strategies and/or achieve its investment objective.

LIBOR Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR at the end of 2021. On March 5, 2021, ICE announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR, marking the final step in the ARRC’s Paced Transition Plan implemented to encourage the adoption of SOFR. In addition, as of the date of this prospectus, the current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative Benchmark Rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Fund’s business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund’s investments, negotiations and/or changes to the documentation for certain of the Fund’s investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund’s investments and any payments linked to LIBOR thereunder.

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

3. Principal Risks (continued)

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, will cease to exist as a global benchmark going forward. Until an alternative Benchmark Rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

3. Principal Risks (continued)

exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Repurchase Offers

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Coronavirus (COVID-19)

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. COVID-19 and its variants have caused the closing of international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Russia/Ukraine Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

4. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by- investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost such as collectability or other credit issues. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of October 31, 2022. During the six months ended October 31, 2022, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

4. Fair Value of Investments (continued)

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit-sharing instruments. As a general matter, the Fund values its investments in direct equities through a discounted cash flow or market approach method. However, direct equities held by the Fund as of October 31, 2022 were valued at its recent transaction price. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31, 2022. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$—	$—	$—	$1,978,394	$1,978,394
Credit Facilities	—	—	9,549,144	—	9,549,144
Direct Equities	—	—	200,141	—	200,141
Investments in Public Securities	102,713				102,713
Short-Term Investments	2,236,325	—	—	—	2,236,325
Total Assets	$2,339,038	$—	$9,749,285	$1,978,394	$14,066,717

(d) Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended October 31, 2022:

	Private Investment Companies	Credit Facilities	Direct Equities
April 30, 2022	$1,268,416	$3,769,823	$52,000
Realized gains (losses)	—	—	—
Unrealized gains (losses)	—	—	148,141
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Purchases	—	6,179,000	—
Sales	(1,268,416)	(399,679)	—
October 31, 2022	$—	$9,549,144	$200,141

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

4. Fair Value of Investments (continued)

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average[1]	Impact on Valuation from an increase in Input
Credit Facilities	$9,549,144	Market Approach	Recent transaction price	N/A	N/A	Increase
Direct Equities	200,141	Discounted Cash Flow	Discount Rate Growth Rate Ownership % Market Multiple	20.00% 3.00% 1.95% 8.15	20.00% N/A N/A N/A	Decrease Increase Increase Increase

(1)	Unobservable inputs were weighted by the fair value of the instruments for the six months ended 10/31/2022.

5. Capital Stock

The Fund is authorized to offer Shares designated as Institutional Class Shares. While the Fund presently offers a single class of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Institutional Class Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5)differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; (7) any conversion features, as permitted under the Investment Company Act.

The minimum initial investment in Institutional Class Shares by any investor is $1 million. However, the Fund, in its sole discretion, may accept investments below the minimum with respect to Institutional Class Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. The purchase price for each class of Shares is based on the NAV per Share of that Class as of the date such Shares are purchased.

The Institutional Class Shares are not subject to any initial sales charge.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Fund. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding Shares on the repurchase request deadline, the

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

5. Capital Stock (continued)

Fund shall repurchase the Shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the Shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

	Repurchase Offer	Repurchase Offer
Commencement Date	May 25, 2022	August 26, 2022
Repurchase Request Deadline	June 15, 2022	September 15, 2022
Repurchase Pricing Date	June 15, 2022	September 15, 2022

Net Asset Value as of Repurchase Offer Date
Institutional Class	$26.27	$26.45

Amount Repurchased
Institutional Class	$—	$150,456

Percentage of Outstanding Shares Repurchased
Institutional Class	0.00%	1.19%

6. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.25% of the average daily “Managed Assets.” “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Average daily Managed Assets is the sum of the Managed Assets at the beginning of each business day and the Managed assets at the end of such business day and divided by two. Accrued liabilities are expenses incurred in the normal course of the Fund’s operations.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.75% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.75% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the current Expense Limit at the time of the recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 1, 2023. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

For the six months ended October 31, 2022, the Investment Manager has not recovered all of its previously waived fees totaling $560,988. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation. Total waived fees of $560,988 consist of organizational costs of $128,050, which are eligible for

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

6. Investment Management and Other Agreements (continued)

recoupment no later than October 15, 2024, waived fees of $217,868 for the period November 1, 2021 (commencement of operations) through April 30, 2022 which are eligible for recoupment no later than April 30, 2025, and waived fees of $182,352 for the six months ended October 31, 2022, which are eligible for recoupment no later than April 30, 2026.

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of Shares of the Fund.

The Fund has retained an administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund management and the Administrator.

A trustee and an officer of the Fund are employees of the Administrator. The Fund does not compensate the trustee or officer affiliated with the Fund’s Administrator. For the six months ended October 31, 2022, the Fund’s allocated fees incurred for directors are reported on the Statement of Operations.

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

7. Related Party Transactions

At October 31, 2022, the Investment Manager and its affiliates owned 81% of the Fund’s net assets.

8. Federal Income Taxes

At October 31, 2022, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Variant Impact Fund
Cost of investments	$13,766,244
Gross unrealized appreciation	$331,751
Gross unrealized depreciation	(31,278)
Net unrealized appreciation on investments	$300,473

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

9. Investment Transactions

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term investments, were $5,826,121 and $0, respectively.

Variant Impact Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

10. Commitments

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of October 31, 2022, the Fund had unfunded loan commitments to credit facilities of $5,970,725.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of October 31, 2022:

Investment Name	Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period
Community EM Credit Fund I, LP	Private LPs(1)	650,153	850,000	Monthly	At least a 30 days’ written notice to the general partner prior to each calendar month end.
Conservation Resource Capital VI	Private LPs(2)	375,523	593,199	None	N
WindSail Credit QP Fund, LP	Private LPs(1)	587,761	—	Quarterly	At least a 60 days’ written notice to the general partner prior to each calendar quarter-end. Withdrawal Gate is 20% of the net asset value of the Master Fund
Clean Growth Fund VI, LP	Private LPs(3)	364,958	1,810,000	None	N
	Total	1,978,395	3,253,199

(1)

Private partnerships or credit facilities that are in specialty finance investments. Such partnerships invest in institutional loans to a non-bank, private lender, which uses the capital to make loans in their particular vertical.

(2)	Real estate equity partnerships that consist of equity investments backed by commercial real estate.

(3)	Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.

11. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements except for the following:

The Fund commenced a repurchase offer on November 23, 2022 as follows:

Repurchase Offer
Commencement Date	November 23, 2022
Repurchase Request Deadline	December 15, 2022
Repurchase Pricing Date	December 15, 2022

Net Asset Value as of Repurchase Offer Date
Institutional Class	$ 26.81

Amount Repurchased
Institutional Class	$ 125,785

Percentage of Outstanding Shares Repurchased
Institutional Class	0.60%

Variant Impact Fund

Other Information (Unaudited)

October 31, 2022

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available without charge, upon request, by calling the Fund at 1-877-770-7717 or visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-877-770-7717.

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(b)	There were no notices transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)       Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 (a) of this form.

(b)       Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Impact Fund

(Signature and Title)*	/s/Robert W. Elsasser
Robert W. Elsasser, President (Principal Executive Officer)

Date	January 05, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Signature and Title)*	/s/Robert W. Elsasser
Robert W. Elsasser, President (Principal Executive Officer)

Date	January 05, 2023

(Signature and Title)*	/s/Curt Fintel
Curt Fintel, Treasurer (Principal Financial Officer)

Date	January 05, 2023

* Print the name and title of each signing officer under his or her signature.